2. BUSINESS ACQUISITION (Details - Allocation of purchase price) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 01, 2019	Jun. 30, 2018
Goodwill	$ 687,664	$ 687,664		$ 0
Ross Optical Industries [Member]
Cash and cash equivalents			$ 163,204
Trade accounts receivable, net			652,898
Inventories			728,046
Other current assets			2,889
Fixed assets			232,036
Total Assets Acquired			1,779,073
Accounts payable			401,360
Customer advances			24,350
Accrued compensation and other			41,027
Total Liabilities Assumed			466,737
Net assets acquired			1,312,336
Goodwill			687,664
Total Purchase Price-Initial and Contingent Consideration			$ 2,000,000